Property, plant and equipment	6 Months Ended
Jun. 30, 2026
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Property, plant and equipment

Note 7. Property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2025	6,312	38,123	1,177	282	45,895
Additions	-	224	10	420	653
Disposal	-	(1)	(0)	-	(1)
Reclassification	187	452	50	(70)	619
Depreciation expense	(953)	(4,433)	(181)	-	(5,567)
Translation adjustments	753	352	51	35	1,191
Net book value as of June 30, 2025	6,300	34,717	1,106	667	42,790
Gross value at end of period	20,664	77,468	5,419	667	104,219
Accumulated depreciation and impairment at end of period	(14,365)	(42,751)	(4,313)	-	(61,429)

Net book value as of January 1, 2026	5,510	30,938	977	1,363	38,788
Additions	-	112	30	335	477
Disposal	-	(140)	(0)	(2)	(142)
Reclassification	196	1,597	91	(407)	1,477
Depreciation expense	(1,020)	(4,353)	(184)	-	(5,557)
Translation adjustments	(147)	(69)	(10)	(19)	(246)
Net book value as of June 30, 2026	4,539	28,084	904	1,270	34,797
Gross value at end of period	20,478	77,602	5,219	1,270	104,569
Accumulated depreciation and impairment at end of period	(15,939)	(49,517)	(4,316)	-	(69,772)